Note 2	6 Months Ended
Jun. 30, 2026
Principles Of Consolidation, Acounting policies and measurement bases applied and recent IFRS pronouncements [Abstract]
Disclosure of Principles of consolidation, accounting policies, measurement bases applied and recent IFRS pronouncements and interpretations [Text Block]	Principles of consolidation, accounting policies, measurement bases applied and recent IFRS pronouncements and interpretations
The accounting policies and methods applied for the preparation of the Consolidated Financial Statements do not differ significantly from those detailed in Note 2 to the consolidated financial statements of the Group for the year ended December 31, 2025, except for the entry into force of certain new standards and interpretations in the first six months of 2026, among which the following should be highlighted:
2.1    Changes introduced in the first six months of the 2026 financial year
Amendments to IFRS 9 and IFRS 7: Amendments to the classification and measurement of financial instruments
On May 30, 2024, the IASB (International Accounting Standards Board) issued amendments to IFRS 9 and IFRS 7 to clarify how to assess the contractual cash flow characteristics of financial assets that include contingent features such as Environmental, Social and Governance (ESG) targets. Additionally, they clarify that a financial liability should be derecognized on the 'settlement date' and introduce an accounting policy option to derecognize before that date financial liabilities that are settled using an electronic payment system. Finally, additional disclosures are required by IFRS 7 for financial instruments with contingent characteristics and equity instruments classified at fair value through other comprehensive income.
The amendments came into force on January 1, 2026 and had no significant impact on the consolidated financial statements.
Amendment to IFRS 9 and IFRS 7: Contracts relating to nature-dependent electricity
On December 18, 2024, the IASB issued amendments to IFRS 9 and IFRS 7 to address the accounting for renewable electricity purchase agreements. The amendments include guidance on the "own use" exemption for electricity purchasers and the requirements for applying hedge accounting to these agreements.
They came into effect on January 1, 2026 and had no significant impact on the consolidated financial statements.
Annual improvements applied to International Financial Reporting Standards (IFRS)
The IASB issued in July 2024 a number of minor amendments and improvements to various IFRS accounting standards to clarify their wording or correct minor effects, oversights or conflicts between the requirements of the standards. The standards affected are: IFRS 1 "First-time adoption of International Financial Reporting Standards", IFRS 7 "Financial instruments, disclosures", IFRS 9 "Financial instruments", IFRS 10 "Consolidated financial statements" and IAS 7 "Statement of cash flows".
These modifications came into force on January 1, 2026 and had no significant impact on the consolidated financial statements.
2.2    Standards and interpretations issued but not yet effective as of June 30, 2026
The following new International Financial Reporting Standards together with their Interpretations or Modifications had been published at the date of preparation of the Consolidated Financial Statements, and were not mandatory as of June 30, 2026. Although in some cases the IASB allows early adoption before their effective date, the BBVA Group has not proceeded with this option for any such new standards.
IFRS 18 - "Presentation and Disclosures in Financial Statements"
On April 9, 2024, the IASB issued IFRS 18 "Presentation and Disclosures in Financial Statements" which introduces new requirements to improve the quality of information presented in financial statements and to promote analysis, transparency and comparability of companies' performance.
Specifically, IFRS 18 introduces three predefined profit and loss categories (operating, investing and financing) and two subtotals ("operating profit (loss)" and "profit (loss) before financing and income taxes") to provide a consistent structure in the income statement and facilitate the analysis of the income statement. Additionally, it introduces disclosure requirements for management-defined performance measures (MPM). Finally, it establishes requirements and provides guidance on aggregation/disaggregation of the information to be provided in the primary financial statements.
This new standard will come into force on January 1, 2027, with early application permitted once it is adopted by the European Union. The Group is currently evaluating the potential effects derived from the application of the standard; however, given that it is fundamentally a presentation and disclosure standard, no impacts are expected on the consolidated equity of the Group or on the attributed profit, beyond possible changes in the presentation, disaggregation and disclosure of certain financial information.
IFRS 19 "Subsidiaries without Public Accountability: Disclosures"
On May 9, 2024, the IASB issued IFRS 19 "Subsidiaries without Public Accountability: Disclosures" which allows certain eligible entities to elect to apply the reduced disclosure requirements of IFRS 19 while continuing to apply the requirements of recognition, valuation and presentation of other IFRS accounting standards.
This new standard will enter into force on January 1, 2027, allowing early application once it is adopted by the European Union. There are no eligible entities within the Group that fall within the scope of this standard, so no significant impact on the consolidated financial statements is expected.
Amendments to IFRS 19: "Subsidiaries without Public Accountability: Disclosures"
As stated above, IFRS 19, issued in May 2024, allows certain eligible entities to elect to apply the reduced disclosure requirements of IFRS 19 while continuing to apply the requirements of recognition, valuation and presentation of other IFRS accounting standards (including IFRS 18). With these amendments, IFRS 19 reflects the changes in IFRS that will come into effect on January 1, 2027, the date on which IFRS 19 will become applicable. In the future, IFRS 19 will be amended simultaneously with the publication or revision by the IASB of other accounting standards.
This amendment is pending approval by the European Union. No significant impact on the consolidated financial statements is expected.
Amendments to IAS 21 "Effects of Changes in Foreign Exchange Rates"
On November 13, 2025, the IASB issued a series of amendments to IAS 21 – The Effects of Changes in Foreign Exchange Rates. These amendments address how companies should translate financial information from a non-hyperinflationary functional currency to a hyperinflationary presentation currency.
Specifically, it states that a company with a non-hyperinflationary functional currency, but with a hyperinflationary presentation currency, must translate all amounts in the financial statements (including comparative amounts) using the closing exchange rate on the last presentation date.
The amendments also require reporting and detailing financial information about the foreign operations affected by the indicated conversion method.
The amendments will come into effect on January 1, 2027, once adopted by the European Union, and will be applied retrospectively. The entry into force of the standard is not expected to have any impact on the consolidated financial statements.